Concentration, Risk and Uncertainties (Details) - Supplier Concentration Risk [Member] - Supplier C [Member]	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	[1]
Purchase [Member]
Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	[1]	15.00%
Accounts Payable [Member]
Concentration, Risk and Uncertainties [Line Items]
Concentration risk percentage	[2]	22.00%

[1]	Less than 10% of total purchase
[2]	Less than 10% of total balance of accounts payable